Operating assets and liabilities - Leases - Amounts recognised in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Depreciation	kr 964	kr 852
Interest on lease liabilities	97	108
Variable lease expenses	135	113
Short-term leases	98	201
Lease of low value assets	79	63
Total amounts recognised in the income statement	kr 1,373	kr 1,337